Distribution of Capital Expenditures by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Capital Expenditures	$ 36,005	$ 31,593	$ 34,814
Ireland
Property, Plant and Equipment [Line Items]
Capital Expenditures	16,987	16,095	11,988
Rest Of Europe
Property, Plant and Equipment [Line Items]
Capital Expenditures	4,795	5,869	3,444
U.S.
Property, Plant and Equipment [Line Items]
Capital Expenditures	10,222	5,852	14,730
Other
Property, Plant and Equipment [Line Items]
Capital Expenditures	$ 4,001	$ 3,777	$ 4,652